Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule Of Total Assets By Geographic Area [Table Text Block]
	December 31,
	2016	2015
		(Restated)
Assets
Mainland China	$196,276	$173,572
Hong Kong	15,079	29,355
Total Assets	$211,355	$202,927

Revenue from External Customers by Products and Services [Table Text Block]
	For the year ended December 31,
	2016	2015	2014
Sales
Inactivated hepatitis vaccines	$20,596	$49,416	$48,450
Influenza vaccines	9,829	12,674	12,131
Enterovirus 71 vaccines	35,140	-	-
H5N1	6,389	3,852	201
Mumps	477	1,472	2,150
Total Sales	$72,431	$67,414	$62,932

Schedule Of Entity Wide Information Revenue From External Customers By Geographic Area [Table Text Block]
	For the year ended December 31,
	2016	2015	2014
Sales
Mainland China	$71,184	$66,779	$61,955
Foreign countries	1,247	635	977
Total Sales	$72,431	$67,414	$62,932